Assets held for sale and Discontinued operations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets held for sale and discontinued operations [Line Items]
Result of discontinued operations attributed to shareholders of the parent company	R$ 463,690	R$ 100,733	R$ (125,812)
Consolidated [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Result of discontinued operations attributed to shareholders of the parent company	463,690	100,733	(125,812)
Result of discontinued operations attributed to non-controlling shareholders	16,539	67,485	37,521
Result of discontinued operations	480,229	168,218	(88,291)
( + ) Elimination of intercompany costs/expenses	11,342	23,283	13,625
Consolidated results of discontinued operations	R$ 491,571	R$ 191,501	R$ (74,666)